[Janus Capital Letterhead]

April 6, 2020

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 295 and Amendment No. 278 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purpose of establishing a new series of the Registrant, Janus Henderson Global Sustainable Equity Fund, with the share classes noted below. The following Red Herring prospectuses and statement of additional information (“SAI”) are included in this filing:

•	Janus Henderson Global Sustainable Equity Fund – Red Herring Prospectuses (2)
o	Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class T Shares
o	Class D Shares

•	Janus Henderson Global Sustainable Equity Fund – Red Herring SAI
o	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, and Class T Shares

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Amendment is scheduled to become effective on June 22, 2020.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Senior Legal Counsel

Enclosures (via EDGAR only)

cc:	Kathryn Santoro, Esq. Deborah O’Neal Thea Kelley